Equity (Tables)	6 Months Ended
Jun. 30, 2022
Ordinary shares and the convertible preferred shares are classified as equity.

Ordinary shares and the convertible preferred shares are classified as equity.

Number of shares	June 30,	December 31,
	2022	2021
Ordinary shares issued (€0.15 par value per share)	117,331,343	105,190,223
Convertible preferred shares registered	20,514	48,862
Total shares issued	117,351,857	105,239,085
Less Treasury shares	(124,322)	(124,322)
Outstanding shares	117,227,535	105,114,763

Schedule of other reserves
€ in thousand	Other regulated reserves[4]	Other comprehensive income	Treasury shares	Capital from Share-based compensation	Other revenue reserves	Total
Balance as at January 1, 2021	52,820	(2,474)	(898)	12,368	(9,474)	52,342
Currency translation differences	—	(424)	—	—	—	(424)
Share-based compensation expense:
- value of services	—	—	—	1,217		1,217
Purchase/sale of treasury shares	—	—	209	—	—	209
Balance as at June 30, 2021	52,820	(2,898)	(689)	13,585	(9,474)	53,344

Balance as at January 1, 2022	52,820	(5,146)	(645)	15,000	(9,517)	52,512
Currency translation differences	—	(567)	—	—	—	(567)
Defined benefit plan actuarial gains	—	168	—	—	—	168
Share-based compensation expense:
- value of services	—	—	—	369	—	369
Purchase/sale of treasury shares	—	—	—	—	—	—
Balance as at June 30, 2022	52,820	(5,545)	(645)	15,369	(9,517)	52,482

[4]	Regulated non-distributable reserve relating to the merger with Intercell AG